Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before income tax expense	$ (12,744,344)	$ (10,104,593)	$ (63,196,201)
Tax at the Australian tax rate of 27.5% (2017 27.5% and 2016: 30%)	(3,504,695)	(2,778,763)	(18,958,860)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	807,896	234,385	14,858,019
Other non-deductible expenses	2,962,323	628,111	598,016
Non-assessable income	(883,971)	(911,975)	(266,125)
Capital listing fee	(79,152)	(64,120)	(90,305)
Difference in overseas tax rates	828,289	811,346	1,184,138
Income tax expense before adjustment	130,690	(2,081,016)	(2,675,117)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	(129,014)	1,343,629	1,494,100
Income tax (benefit)/expense	$ 1,676	$ (737,387)	$ (1,181,017)